Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Schedule of composition of income tax benefit

	For the Year Ended December 31,
	2018	2019	2020
Deferred income tax benefit	—	—	(22,847)

Schedule of reconciliations of the income tax expenses

	For the Year Ended December 31,
	2018	2019	2020
Loss before income tax expense	(1,165,296)	(2,417,874)	(188,877)
Income tax credit computed at PRC statutory income tax rate of 25%	(291,324)	(604,468)	(47,219)
Tax effect of tax‑exempt entity and preferential tax rate	97,549	230,669	30,140
Tax effect of Super Deduction and others	(139,331)	(121,177)	(144,503)
Non‑deductible expenses	109	27,031	21,511
Change in valuation allowance	332,997	467,945	117,224
Income tax benefit	—	—	(22,847)

Schedule of components of the group's deferred tax assets (liabilities)

	For the Year Ended December 31,
	2018	2019	2020
Deferred tax assets
Net operating loss carryforwards	321,077	717,495	1,144,397
Accrued expenses and others	7,385	12,545	66,773
Depreciation and amortization	5,549	26,946	16,220
Impairment of long‑lived assets	68,754	73,271	7,694
Unrealized financing cost	11,401	27,520	13,125
Unrealized investment loss	5,330	29,664	—
Total deferred tax assets	419,496	887,441	1,248,209
Less: Valuation allowance	(419,496)	(887,441)	(1,004,665)
Deferred tax assets, net of valuation allowance	—	—	243,544
Deferred tax liabilities
Accelerated tax depreciation and others	—	—	(215,030)
Fair value change of certain investments	—	—	(5,667)
Total deferred tax liabilities	—	—	(220,697)
Deferred tax assets, net of valuation allowance and deferred tax liabilities	—	—	22,847

Schedule of movement of valuation allowance

	For the Year Ended December 31,
	2018	2019	2020
Valuation allowance
Balance at beginning of the year	86,499	419,496	887,441
Additions	332,997	467,945	148,458
Reversal	—	—	(31,234)
Balance at ending of the year	419,496	887,441	1,004,665